Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue of sales to related parties	$ 6,025	$ 7,765	$ 8,825
Purchases from related parties	$ 1,895	$ 1,998	$ 2,049